Consolidated Statements of Comprehensive Income (Parenthetical) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Condensed Financial Statements, Captions [Line Items]
Currency translation differences, taxes	$ 7	$ (9)
Change in fair value of available-for-sale financial instruments, taxes	0	0
Change in fair value of marketable equity securities, taxes	(7)	1
Remeasurements of retirement benefit plans, tax	0	(57)
Discontinued operations
Condensed Financial Statements, Captions [Line Items]
Remeasurements of retirement benefit plans, tax		$ (11)
Remeasurements of retirement benefit plans from discontinued operations, tax	$ (30)